Related Party Transactions (Q2) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 28, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Net payments to former parent				$ 0	$ 438		$ 147	$ 781	$ 800
Related Party
Related Party Transaction [Line Items]
Allocated corporate expenses		$ 0	$ 14		27	$ 42		49	47
Insurance program expenses			2		4		8	7	6
Medical insurance programs expenses			20		41		88	87	85
Deferred compensation program expenses			1		2		$ 3	3	3
Revenues	$ 5	$ 7	$ 7	10	$ 14	$ 21		$ 24	$ 25
Net payments to former parent	$ 2			$ 16